Income taxes - Summary Of Major Components Of Tax Expense (Income) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax expense:
Current year	€ 12,564	€ 2,746		€ 1,477
Changes in estimates related to prior years	2,051	1,077		4,450
Deferred tax expense:
Origination and reversal of temporary differences	1,567	3,700		(30,130)
Impact of changes in tax rates				3,973
Recognition of previously unrecognized deferred tax assets	(5,145)	(204)		(1,680)
Income tax (benefit) expense reported in profit or loss	€ 11,037	€ 7,319	[1]	€ (21,910)	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.